Leases - Summary of Consolidated Statement of Financial Position Amounts Relating to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Right Of Use Assets [Line Items]
Right-of-use assets	$ 88,393	$ 108,598
Lease liabilities
Non-current lease liabilities (Note 16)	72,570	82,285
Current lease liabilities (Note 16)	16,432	16,823
Total	89,002	99,108
Land and Buildings
Right Of Use Assets [Line Items]
Right-of-use assets	69,434	87,015
Plant and Machinery
Right Of Use Assets [Line Items]
Right-of-use assets	$ 18,959	$ 21,583